Share-based Payments (Tables)	6 Months Ended
Jun. 30, 2024
Text block [abstract]
Summary of Principal Assumptions Used for Valuation of Share Options

Grant date	Mar-13-2024	Mar-14-2024	Mar-13-2024	Mar-13-2024
Vesting dates	Mar-13-2025	Mar-14-2025	Mar-13-2025	Mar-13-2025
	Mar-13-2026	Mar-14-2026	—	Mar-13-2026
	Mar-13-2027	Mar-14-2027	—	Mar-13-2027
	Mar-13-2028	Mar-14-2028	—	Mar-13-2028
Volatility 1	104.73%	104.73%	110.40%	111.25%
Dividend yield	0%	0%	0%	0%
Risk-free investment rate 1	3.92%	3.92%	4.06%	4.03%
Fair value of option at grant date 1	£0.22	£0.22	£0.20	£0.27
Fair value of share at grant date	£0.30	£0.30	£0.30	£0.30
Exercise price at date of grant	£0.30	£0.30	£0.30	£0.04
Lapse date	Mar-13-2034	Mar-14-2034	Mar-13-2034	Mar-13-2034
Expected option life (years) 1	4.5	4.5	3.0	3.5
Number of options granted	1,946,480	2,585,833	234,375	842,000

Grant date	Mar-13-2024	Mar-13-2024	Mar-13-2024

Vesting dates	Mar-13-2025	Mar-13-2025	Mar-13-2025
	Mar-13-2026	—	—
	Mar-13-2027	—	—
	Mar-13-2028	—	—
Volatility 1	111.50%	125.90%	103.00%
Dividend yield	0%	0%	0%
Risk-free investment rate 1	4.21%	4.27%	4.59%
Fair value of option at grant date 1	£0.27	£0.27	£0.26
Fair value of share at grant date	£0.30	£0.30	£0.30
Exercise price at date of grant	£0.04	£0.04	£0.04
Lapse date	—	Mar-13-2034	—
Expected option life (years) 1	2.5	2.0	1.0
Number of options granted	547,906	93,750	23,438

1.
Represents the average for the options granted.